Condensed financial statements of the parent company only - Condensed Statements of Operations (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Non-interest income
Banking	$ 39,342	$ 35,221	$ 34,280
Foreign exchange revenue	30,606	31,896	29,379
Other non-interest income	3,476	4,359	5,009
Total non-interest income	147,473	140,172	134,830
Interest income
Interest and fees on loans	188,000	186,486	191,986
Deposits with banks	9,759	6,517	5,358
Total interest income	274,929	262,581	265,101
Interest expense
Deposits	11,831	18,446	20,903
Long-term debt	4,500	4,861	5,628
Securities sold under repurchase agreements	118	8	83
Total interest expense	16,449	23,315	26,614
Net interest income before provision for credit losses	258,480	239,266	238,487
Provision for credit losses	(4,399)	(5,741)	(8,048)
Net interest income after provision for credit losses	254,081	233,525	230,439
Net trading gains (losses)	715	(562)	10,070
Net realised gains (losses) on available-for-sale investments	1,546	(4,407)	8,680
Net gains (losses) on other real estate owned	(440)	277	(1,804)
Impairment of fixed assets	0	(5,083)	(1,986)
Net other gains (losses)	(807)	338	451
Total other gains (losses)	1,014	(9,437)	15,688
Total net revenue	402,568	364,260	380,957
Non-interest expense
Salaries and other employee benefits	139,967	134,917	129,761
Technology and communications	57,441	57,069	57,119
Property	21,043	21,539	24,312
Professional and outside services	18,851	27,638	24,022
Indirect taxes	16,352	13,882	14,175
Amortisation of intangible assets	4,514	4,424	4,281
Marketing	4,513	3,919	3,802
Restructuring costs	6,266	2,183	0
Other expenses	16,952	19,674	15,495
Total non-interest expense	285,899	285,245	272,967
Net income	115,942	77,739	108,159
Other comprehensive income (loss), net of taxes	(54,183)	(12,977)	(9,932)
Total comprehensive income	61,759	64,762	98,227
Bank of N.T. Butterfield & Son Ltd
Non-interest income
Banking	21,984	19,193	18,208
Foreign exchange revenue	11,174	11,789	12,581
Other non-interest income	3,516	4,671	4,592
Total non-interest income	83,274	71,879	107,380
Interest income
Interest and fees on loans	123,370	117,124	119,846
Investments	44,745	39,987	38,510
Deposits with banks	6,293	1,600	1,398
Total interest income	174,408	158,711	159,754
Interest expense
Deposits	6,882	7,947	8,541
Long-term debt	4,500	4,861	5,628
Securities sold under repurchase agreements	118	8	82
Total interest expense	11,500	12,816	14,251
Net interest income before provision for credit losses	162,908	145,895	145,503
Provision for credit losses	(7,263)	(3,624)	(6,425)
Net interest income after provision for credit losses	155,645	142,271	139,078
Net trading gains (losses)	330	80	257
Net realised gains (losses) on available-for-sale investments	1,222	(2,841)	8,714
Net gains (losses) on other real estate owned	(287)	(543)	(775)
Impairment of fixed assets	0	0	(1,050)
Net other gains (losses)	(325)	19	(10)
Total other gains (losses)	940	(3,285)	7,136
Total net revenue	239,859	210,865	253,594
Non-interest expense
Salaries and other employee benefits	69,770	60,132	55,276
Technology and communications	34,033	34,879	33,248
Property	5,983	5,929	6,297
Professional and outside services	9,379	19,043	14,140
Indirect taxes	10,562	8,577	7,814
Amortisation of intangible assets	113	0	0
Marketing	2,138	1,730	1,309
Restructuring costs	117	0	0
Other expenses	5,373	8,017	4,846
Total non-interest expense	137,468	138,307	122,930
Net income before equity in undistributed earnings of subsidiaries	102,391	72,558	130,664
Equity in undistributed earnings of subsidiaries	13,551	5,181	(22,505)
Net income	115,942	77,739	108,159
Other comprehensive income (loss), net of taxes	(54,183)	(12,977)	(9,932)
Total comprehensive income	61,759	64,762	98,227
Bank of N.T. Butterfield & Son Ltd | Banks
Non-interest income
Dividends from subsidiaries	40,000	36,226	43,343
Bank of N.T. Butterfield & Son Ltd | Customers
Non-interest income
Dividends from subsidiaries	$ 6,600	$ 0	$ 28,656